Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.82794%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,442,517.41

Principal:
Principal Collections	$26,102,116.97
Prepayments in Full	$12,573,351.46
Liquidation Proceeds	$226,052.76
Recoveries	$15,758.40
Sub Total	$38,917,279.59
Collections	$42,359,797.00

Purchase Amounts:
Purchase Amounts Related to Principal	$7,391.60
Purchase Amounts Related to Interest	$58.46
Sub Total	$7,450.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,367,247.06

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,367,247.06
Servicing Fee	$921,743.31	$921,743.31	$0.00	$0.00	$41,445,503.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,445,503.75
Interest - Class A-2a Notes	$1,068,670.25	$1,068,670.25	$0.00	$0.00	$40,376,833.50
Interest - Class A-2b Notes	$597,266.36	$597,266.36	$0.00	$0.00	$39,779,567.14
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$37,757,907.31
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$37,426,657.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,426,657.31
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$37,229,915.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,229,915.31
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$37,088,333.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,088,333.64
Regular Principal Payment	$47,927,789.74	$37,088,333.64	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,367,247.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,088,333.64
Total					$37,088,333.64

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,197,571.63	$80.57	$1,068,670.25	$3.56	$25,266,241.88	$84.13
Class A-2b Notes	$12,890,762.01	$80.57	$597,266.36	$3.73	$13,488,028.37	$84.30
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$37,088,333.64	$28.19	$4,357,170.11	$3.31	$41,445,503.75	$31.50

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$238,808,995.14	0.7951288	$214,611,423.51	0.7145616
Class A-2b Notes	$127,220,614.06	0.7951288	$114,329,852.05	0.7145616
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$967,149,609.20	0.7350390	$930,061,275.56	0.7068517

Pool Information
Weighted Average APR	3.843%	3.854%
Weighted Average Remaining Term	48.29	47.51
Number of Receivables Outstanding	38,398	37,530
Pool Balance	$1,106,091,975.17	$1,066,958,176.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$992,040,447.55	$957,594,608.97
Pool Factor	0.7517884	0.7251900

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$109,363,567.16
Targeted Overcollateralization Amount	$147,736,356.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$136,896,900.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$224,886.25
(Recoveries)		11	$15,758.40
Net Loss for Current Collection Period			$209,127.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2269%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2258%
Second Prior Collection Period			0.3915%
Prior Collection Period			0.3200%
Current Collection Period			0.2310%
Four Month Average (Current and Prior Three Collection Periods)			0.2921%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		547	$1,588,911.58
(Cumulative Recoveries)			$48,004.51
Cumulative Net Loss for All Collection Periods			$1,540,907.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1047%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,904.77
Average Net Loss for Receivables that have experienced a Realized Loss			$2,817.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	240	$8,383,876.66
61-90 Days Delinquent	0.10%	29	$1,116,458.98
91-120 Days Delinquent	0.04%	9	$397,614.44
Over 120 Days Delinquent	0.01%	3	$123,475.10
Total Delinquent Receivables	0.94%	281	$10,021,425.18

Repossession Inventory:
Repossessed in the Current Collection Period		10	$526,180.69
Total Repossessed Inventory		18	$864,272.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0917%
Prior Collection Period			0.0964%
Current Collection Period			0.1092%
Three Month Average			0.0991%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1535%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	108	$4,039,895.12
2 Months Extended	129	$5,277,443.22
3+ Months Extended	10	$455,748.28

Total Receivables Extended	247	$9,773,086.62
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer